OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

at December 31	2017	2016
(millions of Canadian $)

Employee post-retirement benefits (Note 22)	389	448
Fair value of derivative contracts (Note 23)	72	330
Asset retirement obligations	98	108
Guarantees (Note 26)	16	82
Other	152	215
	727	1,183